Note 8 - Common Stock - Summary of Outstanding Warrants (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Range One [Member]
Expiration Date	Sep. 23, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.53
Shares Outstanding Under Warrants (in shares)	934,313
Range Two [Member]
Expiration Date	Sep. 30, 2024
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.53
Shares Outstanding Under Warrants (in shares)	471,698
Range Three [Member]
Expiration Date	Oct. 13, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.53
Shares Outstanding Under Warrants (in shares)	237,000
Range Four [Member]
Expiration Date	Oct. 31, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.53
Shares Outstanding Under Warrants (in shares)	3,750
Range Five [Member]
Expiration Date	Nov. 12, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.53
Shares Outstanding Under Warrants (in shares)	100,000
Range Six [Member]
Expiration Date	Feb. 17, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.50
Shares Outstanding Under Warrants (in shares)	605,556
Range Seven [Member]
Expiration Date	Mar. 26, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.34
Shares Outstanding Under Warrants (in shares)	11,628
Range Eight [Member]
Expiration Date	May 12, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.53
Shares Outstanding Under Warrants (in shares)	289,827
Range Nine [Member]
Expiration Date	May 14, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.37
Shares Outstanding Under Warrants (in shares)	25,000
Range Ten [Member]
Expiration Date	May 17, 2020
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.53
Shares Outstanding Under Warrants (in shares)	172,675
Range Eleven [Member]
Expiration Date	Dec. 16, 2025
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.70
Shares Outstanding Under Warrants (in shares)	215,000
Shares Outstanding Under Warrants (in shares)	3,066,447